Long-Term Debt - Aggregate Maturities of Long-term Debt (Detail) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Jan. 01, 2022
Disclosure of detailed information about borrowings [Line Items]
Long-term debt	$ 6,071	$ 6,234	$ 4,882
Less than 1 year [Member]
Disclosure of detailed information about borrowings [Line Items]
Long-term debt	0	0
One to three years [Member]
Disclosure of detailed information about borrowings [Line Items]
Long-term debt	1,672	0
Three to Five years [Member]
Disclosure of detailed information about borrowings [Line Items]
Long-term debt	920	2,661
Over 5 years [Member]
Disclosure of detailed information about borrowings [Line Items]
Long-term debt	$ 3,479	$ 3,573